Events after the balance sheet date (Details) - Branch operations in Greece - GBP (£) £ in Billions		3 Months Ended
	Jul. 28, 2023	Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [line items]
Impairment loss		£ 0.1
Sale of operations
Disclosure of non-adjusting events after reporting period [line items]
Impairment loss	£ 0.1